PGIM S&P 500 Buffer 20 ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 102.2%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $50,809)(wb)	50,809	$50,809
Options Purchased*~ 101.4%
(cost $6,516,254)		6,515,820

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $6,567,063)		6,566,629
Options Written*~ (3.1)%
(premiums received $197,355)		(197,796)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.1% (cost $6,369,708)		6,368,833
Other assets in excess of liabilities(z) 0.9%		56,381

Net Assets 100.0%		$6,425,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02		106		11	$6,226,228
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82		106		11	289,592
Total Options Purchased (cost $6,516,254)								$6,515,820

PGIM S&P 500 Buffer 20 ETF - February
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$665.61		106		11	$(123,808)
SPDR S&P 500 ETF Trust	Put	01/30/26	$481.46		106		11	(73,988)
Total Options Written (premiums received $197,355)							$(197,796)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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